Dec. 17, 2025
Venerable Government Money Market Fund
Investment Objective:
The Venerable Government Money Market Fund (the "Fund") seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.20%	0.20%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	0.65%	0.35%
Less Waivers and Reimbursements[2]	(0.12%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.53%	0.35%

[1] Based on estimated amounts for the current fiscal year.

[2] Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.53% for Class V shares and 0.35% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$54	$183
Class I	$36	$113

Principal Investment Strategy

The Fund invests at least 99.5% of the Fund’s total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in government securities and/or repurchase agreements that are fully collateralized by government securities. "Government securities” means any securities issued or guaranteed as to principal or interest by the U.S., or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which the Fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). The securities purchased by the Fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the U.S. Securities and Exchange Commission. The Fund may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The Fund may not hold an investment with more than 397 days remaining to maturity and the Fund’s average weighted maturity will not exceed 60 days (in each case after giving effect to applicable maturity-shortening features such as interest rate resets or demand features, as described below). In addition, the weighted average life (determined without reference to maturity-shortening features) of the Fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments. Some investments that are purchased for the Fund have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. The maturity of these obligations is measured using the relatively short period until the interest rate resets and/or payment could be demanded, as applicable. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

The Fund maintains certain minimum liquidity standards, including that the Fund may not purchase:

●	a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 25% of its total assets in securities offering daily liquidity;

●	may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 50% of its total assets in securities offering weekly liquidity (i.e., liquidity within five business days); and

●	may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the Fund) if, immediately after purchase, the Fund would have invested more than 5% of its total assets in illiquid securities.

The Fund may purchase investments on a when-issued or delayed delivery basis.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the Sub-Adviser to be of equivalent quality.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.